Condensed Consolidated Balance Sheets [Parenthetical] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	400,000,000	300,000,000	300,000,000
Common stock, shares issued	49,739,796	49,170,232	24,034,094
Common stock, shares outstanding	49,739,796	49,170,232	24,034,094
Series A Convertible Redeemable Preferred Stock [Member]
Convertible redeemable preferred stock, par value (in dollars per share)		$ 0.0001	$ 0.0001
Convertible redeemable preferred stock, shares authorized		24,325,000	24,325,000
Convertible redeemable preferred stock, shares issued		0	21,363,000
Convertible redeemable preferred stock, shares outstanding		0	21,363,000
Convertible redeemable preferred stock, Liquidation Preference, Value (in dollars)			$ 21,363,000
Dividends Payable Percentage (in percentage)			8.00%
Dividends Payable (in dollars)			$ 2,687,835
Series B Convertible Redeemable Preferred Stock [Member]
Convertible redeemable preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Convertible redeemable preferred stock, shares authorized	333,333	333,333	333,333
Convertible redeemable preferred stock, shares issued	256,927.4	262,349.4	0
Convertible redeemable preferred stock, shares outstanding	256,927.4	262,349.4	0
Convertible redeemable preferred stock, Liquidation Preference, Value (in dollars)	$ 15,415,643	$ 15,740,963
Dividends Payable Percentage (in percentage)	13.30%	8.00%
Dividends Payable (in dollars)	$ 1,816,973	$ 279,824